Portfolio of Investments
Columbia Adaptive Retirement 2020 Fund, June 30, 2022 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities
Alternative Strategies Funds 1.9%
	Shares	Value ($)
Columbia Commodity Strategy Fund, Institutional 3 Class(a)	1,309	26,779
Total Alternative Strategies Funds (Cost $19,491)		26,779

Exchange-Traded Fixed Income Funds 8.0%

Emerging Markets 2.0%
iShares JPMorgan USD Emerging Markets Bond ETF	329	28,070
Inflation Protected Securities 4.0%
iShares TIPS Bond ETF	491	55,930
Investment Grade 2.0%
Vanguard Mortgage-Backed Securities ETF	589	28,160
Total Exchange-Traded Fixed Income Funds (Cost $117,131)		112,160

Multi-Asset/Tactical Strategies Funds 80.2%
	Shares	Value ($)
Columbia Solutions Aggressive Portfolio(a)	12,681	109,306
Columbia Solutions Conservative Portfolio(a)	109,935	1,015,801
Total Multi-Asset/Tactical Strategies Funds (Cost $1,204,767)		1,125,107

Money Market Funds 11.3%

Columbia Short-Term Cash Fund, 1.247%(a),(b)	159,077	158,982
Total Money Market Funds (Cost $159,019)		158,982
Total Investments in Securities (Cost: $1,500,408)		1,423,028
Other Assets & Liabilities, Net		(19,121)
Net Assets		1,403,907
Notes to Portfolio of Investments
(a)	As defined in the Investment Company Act of 1940, as amended, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. The value of the holdings and transactions in these affiliated companies during the period ended June 30, 2022 are as follows:

Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Capital gain distributions($)	Realized gain (loss)($)	Dividends — affiliated issuers ($)	End of period shares
Columbia Commodity Strategy Fund, Institutional 3 Class
	28,992	1,818	(1,842)	(2,189)	26,779	—	1,058	—	1,309
Columbia Short-Term Cash Fund, 1.247%
	164,665	48,731	(54,392)	(22)	158,982	—	(6)	274	159,077
Columbia Solutions Aggressive Portfolio
	112,863	6,900	(1)	(10,456)	109,306	—	—	—	12,681
Columbia Solutions Conservative Portfolio
	1,052,093	17,700	(8,872)	(45,120)	1,015,801	—	(773)	—	109,935
Total	1,358,613			(57,787)	1,310,868	—	279	274

(b)	The rate shown is the seven-day current annualized yield at June 30, 2022.
Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.
Columbia Adaptive Retirement 2020 Fund | First Quarter Report 2022	1

Portfolio of Investments
Columbia Adaptive Retirement 2025 Fund, June 30, 2022 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities
Alternative Strategies Funds 1.9%
	Shares	Value ($)
Columbia Commodity Strategy Fund, Institutional 3 Class(a)	942	19,260
Total Alternative Strategies Funds (Cost $13,841)		19,260

Exchange-Traded Fixed Income Funds 8.0%

Emerging Markets 2.0%
iShares JPMorgan USD Emerging Markets Bond ETF	237	20,221
Inflation Protected Securities 4.0%
iShares TIPS Bond ETF	354	40,324
Investment Grade 2.0%
Vanguard Mortgage-Backed Securities ETF	423	20,223
Total Exchange-Traded Fixed Income Funds (Cost $85,246)		80,768

Multi-Asset/Tactical Strategies Funds 80.1%
	Shares	Value ($)
Columbia Solutions Aggressive Portfolio(a)	18,541	159,828
Columbia Solutions Conservative Portfolio(a)	70,526	651,656
Total Multi-Asset/Tactical Strategies Funds (Cost $878,260)		811,484

Money Market Funds 11.6%

Columbia Short-Term Cash Fund, 1.247%(a),(b)	117,095	117,025
Total Money Market Funds (Cost $117,046)		117,025
Total Investments in Securities (Cost: $1,094,393)		1,028,537
Other Assets & Liabilities, Net		(16,035)
Net Assets		1,012,502
Notes to Portfolio of Investments
(a)	As defined in the Investment Company Act of 1940, as amended, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. The value of the holdings and transactions in these affiliated companies during the period ended June 30, 2022 are as follows:

Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Capital gain distributions($)	Realized gain (loss)($)	Dividends — affiliated issuers ($)	End of period shares
Columbia Commodity Strategy Fund, Institutional 3 Class
	21,694	700	(1,462)	(1,672)	19,260	—	838	—	942
Columbia Short-Term Cash Fund, 1.247%
	126,364	48,081	(57,411)	(9)	117,025	—	(13)	203	117,095
Columbia Solutions Aggressive Portfolio
	171,085	8,600	(4,739)	(15,118)	159,828	—	(740)	—	18,541
Columbia Solutions Conservative Portfolio
	699,230	1,400	(20,154)	(28,820)	651,656	—	(1,854)	—	70,526
Total	1,018,373			(45,619)	947,769	—	(1,769)	203

(b)	The rate shown is the seven-day current annualized yield at June 30, 2022.
Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.
2	Columbia Adaptive Retirement 2025 Fund | First Quarter Report 2022

Portfolio of Investments
Columbia Adaptive Retirement 2030 Fund, June 30, 2022 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities
Alternative Strategies Funds 1.9%
	Shares	Value ($)
Columbia Commodity Strategy Fund, Institutional 3 Class(a)	2,119	43,331
Total Alternative Strategies Funds (Cost $31,498)		43,331

Exchange-Traded Fixed Income Funds 8.0%

Emerging Markets 2.0%
iShares JPMorgan USD Emerging Markets Bond ETF	532	45,390
Inflation Protected Securities 4.0%
iShares TIPS Bond ETF	793	90,331
Investment Grade 2.0%
Vanguard Mortgage-Backed Securities ETF	962	45,993
Total Exchange-Traded Fixed Income Funds (Cost $197,283)		181,714

Multi-Asset/Tactical Strategies Funds 80.1%
	Shares	Value ($)
Columbia Solutions Aggressive Portfolio(a)	69,072	595,401
Columbia Solutions Conservative Portfolio(a)	132,434	1,223,695
Total Multi-Asset/Tactical Strategies Funds (Cost $2,037,921)		1,819,096

Money Market Funds 11.2%

Columbia Short-Term Cash Fund, 1.247%(a),(b)	253,179	253,027
Total Money Market Funds (Cost $253,082)		253,027
Total Investments in Securities (Cost: $2,519,784)		2,297,168
Other Assets & Liabilities, Net		(27,254)
Net Assets		2,269,914
Notes to Portfolio of Investments
(a)	As defined in the Investment Company Act of 1940, as amended, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. The value of the holdings and transactions in these affiliated companies during the period ended June 30, 2022 are as follows:

Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Capital gain distributions($)	Realized gain (loss)($)	Dividends — affiliated issuers ($)	End of period shares
Columbia Commodity Strategy Fund, Institutional 3 Class
	49,120	2,800	(4,367)	(4,222)	43,331	—	2,533	—	2,119
Columbia Short-Term Cash Fund, 1.247%
	267,519	144,246	(158,711)	(27)	253,027	—	(18)	440	253,179
Columbia Solutions Aggressive Portfolio
	644,705	34,300	(27,888)	(55,716)	595,401	—	(3,287)	—	69,072
Columbia Solutions Conservative Portfolio
	1,328,014	16,200	(72,229)	(48,290)	1,223,695	—	(8,528)	—	132,434
Total	2,289,358			(108,255)	2,115,454	—	(9,300)	440

(b)	The rate shown is the seven-day current annualized yield at June 30, 2022.
Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.
Columbia Adaptive Retirement 2030 Fund | First Quarter Report 2022	3

Portfolio of Investments
Columbia Adaptive Retirement 2035 Fund, June 30, 2022 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities
Alternative Strategies Funds 1.9%
	Shares	Value ($)
Columbia Commodity Strategy Fund, Institutional 3 Class(a)	1,293	26,448
Total Alternative Strategies Funds (Cost $19,190)		26,448

Exchange-Traded Fixed Income Funds 8.0%

Emerging Markets 2.0%
iShares JPMorgan USD Emerging Markets Bond ETF	325	27,729
Inflation Protected Securities 4.0%
iShares TIPS Bond ETF	484	55,132
Investment Grade 2.0%
Vanguard Mortgage-Backed Securities ETF	580	27,730
Total Exchange-Traded Fixed Income Funds (Cost $119,206)		110,591

Multi-Asset/Tactical Strategies Funds 80.0%
	Shares	Value ($)
Columbia Solutions Aggressive Portfolio(a)	62,797	541,307
Columbia Solutions Conservative Portfolio(a)	61,538	568,612
Total Multi-Asset/Tactical Strategies Funds (Cost $1,248,219)		1,109,919

Money Market Funds 11.6%

Columbia Short-Term Cash Fund, 1.247%(a),(b)	160,960	160,863
Total Money Market Funds (Cost $160,900)		160,863
Total Investments in Securities (Cost: $1,547,515)		1,407,821
Other Assets & Liabilities, Net		(20,862)
Net Assets		1,386,959
Notes to Portfolio of Investments
(a)	As defined in the Investment Company Act of 1940, as amended, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. The value of the holdings and transactions in these affiliated companies during the period ended June 30, 2022 are as follows:

Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Capital gain distributions($)	Realized gain (loss)($)	Dividends — affiliated issuers ($)	End of period shares
Columbia Commodity Strategy Fund, Institutional 3 Class
	29,342	1,600	(2,158)	(2,336)	26,448	—	1,242	—	1,293
Columbia Short-Term Cash Fund, 1.247%
	166,778	53,215	(59,108)	(22)	160,863	—	(4)	271	160,960
Columbia Solutions Aggressive Portfolio
	574,331	23,400	(3,871)	(52,553)	541,307	—	(471)	—	62,797
Columbia Solutions Conservative Portfolio
	604,737	4,100	(15,979)	(24,246)	568,612	—	(1,980)	—	61,538
Total	1,375,188			(79,157)	1,297,230	—	(1,213)	271

(b)	The rate shown is the seven-day current annualized yield at June 30, 2022.
Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.
4	Columbia Adaptive Retirement 2035 Fund | First Quarter Report 2022

Portfolio of Investments
Columbia Adaptive Retirement 2040 Fund, June 30, 2022 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities
Alternative Strategies Funds 1.9%
	Shares	Value ($)
Columbia Commodity Strategy Fund, Institutional 3 Class(a)	1,330	27,203
Total Alternative Strategies Funds (Cost $19,696)		27,203

Exchange-Traded Fixed Income Funds 8.0%

Emerging Markets 2.0%
iShares JPMorgan USD Emerging Markets Bond ETF	335	28,582
Inflation Protected Securities 4.0%
iShares TIPS Bond ETF	500	56,955
Investment Grade 2.0%
Vanguard Mortgage-Backed Securities ETF	599	28,638
Total Exchange-Traded Fixed Income Funds (Cost $124,013)		114,175

Multi-Asset/Tactical Strategies Funds 80.2%
	Shares	Value ($)
Columbia Solutions Aggressive Portfolio(a)	88,083	759,277
Columbia Solutions Conservative Portfolio(a)	41,819	386,404
Total Multi-Asset/Tactical Strategies Funds (Cost $1,295,881)		1,145,681

Money Market Funds 11.5%

Columbia Short-Term Cash Fund, 1.247%(a),(b)	165,151	165,052
Total Money Market Funds (Cost $165,090)		165,052
Total Investments in Securities (Cost: $1,604,680)		1,452,111
Other Assets & Liabilities, Net		(22,679)
Net Assets		1,429,432
Notes to Portfolio of Investments
(a)	As defined in the Investment Company Act of 1940, as amended, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. The value of the holdings and transactions in these affiliated companies during the period ended June 30, 2022 are as follows:

Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Capital gain distributions($)	Realized gain (loss)($)	Dividends — affiliated issuers ($)	End of period shares
Columbia Commodity Strategy Fund, Institutional 3 Class
	30,060	1,500	(2,033)	(2,324)	27,203	—	1,164	—	1,330
Columbia Short-Term Cash Fund, 1.247%
	169,453	47,222	(51,599)	(24)	165,052	—	(3)	282	165,151
Columbia Solutions Aggressive Portfolio
	799,949	35,500	(2,379)	(73,793)	759,277	—	(278)	—	88,083
Columbia Solutions Conservative Portfolio
	407,323	3,400	(7,567)	(16,752)	386,404	—	(967)	—	41,819
Total	1,406,785			(92,893)	1,337,936	—	(84)	282

(b)	The rate shown is the seven-day current annualized yield at June 30, 2022.
Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.
Columbia Adaptive Retirement 2040 Fund | First Quarter Report 2022	5

Portfolio of Investments
Columbia Adaptive Retirement 2045 Fund, June 30, 2022 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities
Alternative Strategies Funds 1.9%
	Shares	Value ($)
Columbia Commodity Strategy Fund, Institutional 3 Class(a)	1,143	23,384
Total Alternative Strategies Funds (Cost $16,993)		23,384

Exchange-Traded Fixed Income Funds 8.0%

Emerging Markets 2.0%
iShares JPMorgan USD Emerging Markets Bond ETF	287	24,487
Inflation Protected Securities 4.0%
iShares TIPS Bond ETF	428	48,754
Investment Grade 2.0%
Vanguard Mortgage-Backed Securities ETF	514	24,574
Total Exchange-Traded Fixed Income Funds (Cost $105,745)		97,815

Multi-Asset/Tactical Strategies Funds 80.1%
	Shares	Value ($)
Columbia Solutions Aggressive Portfolio(a)	94,445	814,115
Columbia Solutions Conservative Portfolio(a)	18,132	167,542
Total Multi-Asset/Tactical Strategies Funds (Cost $1,120,263)		981,657

Money Market Funds 11.8%

Columbia Short-Term Cash Fund, 1.247%(a),(b)	144,221	144,134
Total Money Market Funds (Cost $144,165)		144,134
Total Investments in Securities (Cost: $1,387,166)		1,246,990
Other Assets & Liabilities, Net		(22,157)
Net Assets		1,224,833
Notes to Portfolio of Investments
(a)	As defined in the Investment Company Act of 1940, as amended, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. The value of the holdings and transactions in these affiliated companies during the period ended June 30, 2022 are as follows:

Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Capital gain distributions($)	Realized gain (loss)($)	Dividends — affiliated issuers ($)	End of period shares
Columbia Commodity Strategy Fund, Institutional 3 Class
	25,667	1,500	(1,783)	(2,000)	23,384	—	1,017	—	1,143
Columbia Short-Term Cash Fund, 1.247%
	147,680	61,171	(64,700)	(17)	144,134	—	(7)	244	144,221
Columbia Solutions Aggressive Portfolio
	853,174	43,600	(4,202)	(78,457)	814,115	—	(501)	—	94,445
Columbia Solutions Conservative Portfolio
	175,753	2,400	(3,446)	(7,165)	167,542	—	(447)	—	18,132
Total	1,202,274			(87,639)	1,149,175	—	62	244

(b)	The rate shown is the seven-day current annualized yield at June 30, 2022.
Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.
6	Columbia Adaptive Retirement 2045 Fund | First Quarter Report 2022

Portfolio of Investments
Columbia Adaptive Retirement 2050 Fund, June 30, 2022 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities
Alternative Strategies Funds 1.9%
	Shares	Value ($)
Columbia Commodity Strategy Fund, Institutional 3 Class(a)	1,348	27,573
Total Alternative Strategies Funds (Cost $19,778)		27,573

Exchange-Traded Fixed Income Funds 8.0%

Emerging Markets 2.0%
iShares JPMorgan USD Emerging Markets Bond ETF	339	28,924
Inflation Protected Securities 4.0%
iShares TIPS Bond ETF	506	57,638
Investment Grade 2.0%
Vanguard Mortgage-Backed Securities ETF	606	28,973
Total Exchange-Traded Fixed Income Funds (Cost $125,994)		115,535

Multi-Asset/Tactical Strategies Funds 80.1%
	Shares	Value ($)
Columbia Solutions Aggressive Portfolio(a)	128,807	1,110,311
Columbia Solutions Conservative Portfolio(a)	5,331	49,258
Total Multi-Asset/Tactical Strategies Funds (Cost $1,329,214)		1,159,569

Money Market Funds 11.5%

Columbia Short-Term Cash Fund, 1.247%(a),(b)	166,430	166,330
Total Money Market Funds (Cost $166,361)		166,330
Total Investments in Securities (Cost: $1,641,347)		1,469,007
Other Assets & Liabilities, Net		(22,172)
Net Assets		1,446,835
Notes to Portfolio of Investments
(a)	As defined in the Investment Company Act of 1940, as amended, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. The value of the holdings and transactions in these affiliated companies during the period ended June 30, 2022 are as follows:

Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Capital gain distributions($)	Realized gain (loss)($)	Dividends — affiliated issuers ($)	End of period shares
Columbia Commodity Strategy Fund, Institutional 3 Class
	30,247	900	(1,475)	(2,099)	27,573	—	826	—	1,348
Columbia Short-Term Cash Fund, 1.247%
	169,766	98,067	(101,487)	(16)	166,330	—	(13)	287	166,430
Columbia Solutions Aggressive Portfolio
	1,158,872	74,500	(17,534)	(105,527)	1,110,311	—	(2,884)	—	128,807
Columbia Solutions Conservative Portfolio
	51,514	900	(1,050)	(2,106)	49,258	—	(150)	—	5,331
Total	1,410,399			(109,748)	1,353,472	—	(2,221)	287

(b)	The rate shown is the seven-day current annualized yield at June 30, 2022.
Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.
Columbia Adaptive Retirement 2050 Fund | First Quarter Report 2022	7

Portfolio of Investments
Columbia Adaptive Retirement 2055 Fund, June 30, 2022 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities
Alternative Strategies Funds 1.9%
	Shares	Value ($)
Columbia Commodity Strategy Fund, Institutional 3 Class(a)	1,417	28,984
Total Alternative Strategies Funds (Cost $20,979)		28,984

Exchange-Traded Fixed Income Funds 8.0%

Emerging Markets 2.0%
iShares JPMorgan USD Emerging Markets Bond ETF	357	30,459
Inflation Protected Securities 4.0%
iShares TIPS Bond ETF	532	60,600
Investment Grade 2.0%
Vanguard Mortgage-Backed Securities ETF	638	30,503
Total Exchange-Traded Fixed Income Funds (Cost $133,327)		121,562

Multi-Asset/Tactical Strategies Funds 80.1%
	Shares	Value ($)
Columbia Solutions Aggressive Portfolio(a)	141,580	1,220,422
Total Multi-Asset/Tactical Strategies Funds (Cost $1,423,219)		1,220,422

Money Market Funds 11.6%

Columbia Short-Term Cash Fund, 1.247%(a),(b)	176,473	176,367
Total Money Market Funds (Cost $176,405)		176,367
Total Investments in Securities (Cost: $1,753,930)		1,547,335
Other Assets & Liabilities, Net		(24,567)
Net Assets		1,522,768
Notes to Portfolio of Investments
(a)	As defined in the Investment Company Act of 1940, as amended, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. The value of the holdings and transactions in these affiliated companies during the period ended June 30, 2022 are as follows:

Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Capital gain distributions($)	Realized gain (loss)($)	Dividends — affiliated issuers ($)	End of period shares
Columbia Commodity Strategy Fund, Institutional 3 Class
	32,772	1,600	(2,826)	(2,562)	28,984	—	1,374	—	1,417
Columbia Short-Term Cash Fund, 1.247%
	180,485	69,649	(73,742)	(25)	176,367	—	(5)	300	176,473
Columbia Solutions Aggressive Portfolio
	1,302,586	42,400	(5,545)	(119,019)	1,220,422	—	(1,245)	—	141,580
Total	1,515,843			(121,606)	1,425,773	—	124	300

(b)	The rate shown is the seven-day current annualized yield at June 30, 2022.
Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.
8	Columbia Adaptive Retirement 2055 Fund | First Quarter Report 2022

Portfolio of Investments
Columbia Adaptive Retirement 2060 Fund, June 30, 2022 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities
Alternative Strategies Funds 1.9%
	Shares	Value ($)
Columbia Commodity Strategy Fund, Institutional 3 Class(a)	1,651	33,766
Total Alternative Strategies Funds (Cost $24,569)		33,766

Exchange-Traded Fixed Income Funds 8.0%

Emerging Markets 2.0%
iShares JPMorgan USD Emerging Markets Bond ETF	416	35,493
Inflation Protected Securities 4.0%
iShares TIPS Bond ETF	620	70,624
Investment Grade 2.0%
Vanguard Mortgage-Backed Securities ETF	748	35,762
Total Exchange-Traded Fixed Income Funds (Cost $155,624)		141,879

Multi-Asset/Tactical Strategies Funds 80.1%
	Shares	Value ($)
Columbia Solutions Aggressive Portfolio(a)	164,960	1,421,949
Total Multi-Asset/Tactical Strategies Funds (Cost $1,631,739)		1,421,949

Money Market Funds 11.5%

Columbia Short-Term Cash Fund, 1.247%(a),(b)	203,454	203,332
Total Money Market Funds (Cost $203,376)		203,332
Total Investments in Securities (Cost: $2,015,308)		1,800,926
Other Assets & Liabilities, Net		(26,702)
Net Assets		1,774,224
Notes to Portfolio of Investments
(a)	As defined in the Investment Company Act of 1940, as amended, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. The value of the holdings and transactions in these affiliated companies during the period ended June 30, 2022 are as follows:

Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Capital gain distributions($)	Realized gain (loss)($)	Dividends — affiliated issuers ($)	End of period shares
Columbia Commodity Strategy Fund, Institutional 3 Class
	37,097	2,000	(2,700)	(2,631)	33,766	—	1,200	—	1,651
Columbia Short-Term Cash Fund, 1.247%
	206,841	100,711	(104,191)	(29)	203,332	—	(8)	350	203,454
Columbia Solutions Aggressive Portfolio
	1,508,051	72,000	(21,344)	(136,758)	1,421,949	—	(2,444)	—	164,960
Total	1,751,989			(139,418)	1,659,047	—	(1,252)	350

(b)	The rate shown is the seven-day current annualized yield at June 30, 2022.
Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.
Columbia Adaptive Retirement 2060 Fund | First Quarter Report 2022	9

You may at any time request, free of charge, to receive a paper copy of this report by calling 800.345.6611.
1QT295_03_M01_(08/22)